FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($)	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 24,757,000	$ 17,126,000
Bank and other financial charges	7,472,000	8,025,000
Interest accretion on discounted provisions	299,000	311,000
Foreign exchange gain	(1,483,000)	(1,276,000)
Financial expenses, net (note 14(c))	31,045,000	24,186,000
Borrowing costs recognised as expense	$ 700,000.0	$ 1,200,000